CONSOLIDATED BALANCE SHEETS - USD ($)		Mar. 31, 2018	Mar. 31, 2017
ASSETS
Cash and cash equivalents		$ 132,622,467	$ 19,232,275
Prepayments and other current assets		1,248,562	4,139,354
Amounts due from related parties			4,182,502
Loans receivable		28,696,234
Interest receivable		555,502
Property, equipment and software, net		767,087	427,938
Deferred tax assets			400,062
TOTAL ASSETS		163,889,852	28,382,131
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued expenses		3,786,955	789,129
Taxes payable		20,059,828	4,088,646
TOTAL LIABILITIES		23,846,783	4,877,775
COMMITMENTS AND CONTINGENCIES (Note 14)
SHAREHOLDERS' EQUITY:
Ordinary shares US$0.0001 par value, 500,000,000 shares authorized, 47,958,550 and 42,921,600 shares issued and outstanding as of March 31, 2018 and 2017, respectively	[1]	4,796	4,292
Additional paid-in capital		58,417,971	13,285,717
Retained earnings		77,241,073	11,759,100
Accumulated other comprehensive income (loss)		4,379,229	(1,544,753)
TOTAL SHAREHOLDERS' EQUITY		140,043,069	23,504,356
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 163,889,852	$ 28,382,131

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance. See Note 15.